Investments accounted for using equity method - Details of Investment in Associates (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of associates [line items]
Carrying amount	$ 190,210	$ 6,063	$ 320,213
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Carrying amount	159,271		293,089
Daypower Energy [member]
Disclosure of associates [line items]
Carrying amount	$ 30,939		$ 27,124